Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 12, 2012
Registrant Name	dei_EntityRegistrantName	US GLOBAL INVESTORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000101507
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 12, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

MegaTrends Fund (Prospectus Summary): | MegaTrends Fund
MegaTrends Fund (formerly, the Global MegaTrends Fund)

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Investors Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2012

The word “Global” is being dropped from the fund’s name. The fund is now known as the MegaTrends Fund. All references to the “Global MegaTrends Fund” should be replaced with “MegaTrends Fund.”

On page 8 of the prospectus and page 1 of the summary prospectus, the fifth paragraph under the heading Principal Investment Strategies (describing the restriction requiring the fund to invest at least 40% of its assets in securities of companies tied to at least three countries other than the U.S.) should be deleted.

On page 8 of the prospectus and page 2 of the summary prospectus, the first sentence of the second paragraph under the heading Performance Information should be replaced with the following language:

On November 27, 2002, the investment strategy was changed; on October 1, 2007, the Adviser took over the day-to-day management of the fund from the previous subadviser; and on December 12, 2012, the investment strategy was changed to its current form.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
MegaTrends Fund (Prospectus Summary): | MegaTrends Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MegaTrends Fund (formerly, the Global MegaTrends Fund)
Supplement Text	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

MegaTrends Fund (formerly, the Global MegaTrends Fund)

Investors Class Shares

SUPPLEMENT DATED DECEMBER 12, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2012

The word “Global” is being dropped from the fund’s name. The fund is now known as the MegaTrends Fund. All references to the “Global MegaTrends Fund” should be replaced with “MegaTrends Fund.”

On page 8 of the prospectus and page 1 of the summary prospectus, the fifth paragraph under the heading Principal Investment Strategies (describing the restriction requiring the fund to invest at least 40% of its assets in securities of companies tied to at least three countries other than the U.S.) should be deleted.

Performance Table, Heading	rr_PerformanceTableHeading	On page 8 of the prospectus and page 2 of the summary prospectus, the first sentence of the second paragraph under the heading Performance Information should be replaced with the following language:
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

On November 27, 2002, the investment strategy was changed; on October 1, 2007, the Adviser took over the day-to-day management of the fund from the previous subadviser; and on December 12, 2012, the investment strategy was changed to its current form.

MegaTrends Fund | Investors Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGAX